Insurance Contracts_Exposure To Interest Rate Risk(Details) - Non-life insurance ₩ in Millions	12 Months Ended
Dec. 31, 2017 KRW (₩)
Financial assets
Disclosure Of Interest Risk Of Non Life Insurance Contract LineItems[Line Items]
Exposure To Interest Rate Risk	₩ 19,399,445
Due from banks
Disclosure Of Interest Risk Of Non Life Insurance Contract LineItems[Line Items]
Exposure To Interest Rate Risk	167,312
Financial assets at fair value through profit or loss
Disclosure Of Interest Risk Of Non Life Insurance Contract LineItems[Line Items]
Exposure To Interest Rate Risk	325,844
Available-for-sale financial assets
Disclosure Of Interest Risk Of Non Life Insurance Contract LineItems[Line Items]
Exposure To Interest Rate Risk	6,066,290
Held-to-maturity financial assets
Disclosure Of Interest Risk Of Non Life Insurance Contract LineItems[Line Items]
Exposure To Interest Rate Risk	6,501,529
Loans
Disclosure Of Interest Risk Of Non Life Insurance Contract LineItems[Line Items]
Exposure To Interest Rate Risk	6,338,470
Financial liabilities
Disclosure Of Interest Risk Of Non Life Insurance Contract LineItems[Line Items]
Exposure To Interest Rate Risk	19,131,291
Fixed interest rate
Disclosure Of Interest Risk Of Non Life Insurance Contract LineItems[Line Items]
Exposure To Interest Rate Risk	582,345
Variable interest rate
Disclosure Of Interest Risk Of Non Life Insurance Contract LineItems[Line Items]
Exposure To Interest Rate Risk	₩ 18,548,946